Goodwill and intangible assets with indefinite useful lives (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Summary of goodwill and intangible assets with indefinite useful lives
Goodwill and intangible assets with indefinite useful lives at December 31, 2017 and 2016 are summarized below:

	At January 1, 2017	Translation differences and Other	At December 31, 2017
	(€ million)
Gross amount	€12,299	€(1,449)	€10,850
Accumulated impairment losses	(482)	28	(454)
Goodwill	11,817	(1,421)	10,396
Brands	3,405	(411)	2,994
Total Goodwill and intangible assets with indefinite useful lives	€15,222	€(1,832)	€13,390

	At January 1, 2016	Translation differences	Transfer to Assets held for sale	At December 31, 2016
	(€ million)
Gross amount	€11,966	€387	€(54)	€12,299
Accumulated impairment losses	(469)	(13)	—	(482)
Goodwill	11,497	374	(54)	11,817
Brands	3,293	112	—	3,405
Total Goodwill and intangible assets with indefinite useful lives	€14,790	€486	€(54)	€15,222

Summary of allocation of goodwill
The following table summarizes the allocation of Goodwill between FCA's reportable segments:

	At December 31
	2017	2016
	(€ million)
NAFTA	€8,453	€9,618
APAC	1,099	1,250
LATAM	529	602
EMEA	253	285
Components	62	62
Total Goodwill	€10,396	€11,817